The Fair Value Option - (Narrative) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Option, Loans Held as Assets, 90 Days or More Past Due					$ 0
Eligible item for the fair value option			$ 43,300		7,100	$ 4,830
Long-term loans and written loan commitments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Eligible item for the fair value option	$ (1,200)	$ 700	500	$ 700	(20)	(850)	$ (4,270)
Fair value, option, aggregate differences, long-term debt instruments	$ 1,017,300		$ 1,017,300		$ 978,300	$ 846,690